UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: April 28, 2017

Item 1.	Report to Stockholders

SEMIANNUAL REPORT

APRIL 28, 2017

THRIVENT CASH MANAGEMENT TRUST

THRIVENT CASH MANAGEMENT TRUST

William D. Stouten, Portfolio Manager

Thrivent Cash Management Trust (the “Trust”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Trust qualifies as a government money market fund under money market rules established by the Securities and Exchange Commission (SEC). As a government money market fund, the Trust is allowed to use a stable $1.00 NAV and is not required to impose redemption gates or liquidity fees. However, it must invest at least 99.5% of its total assets in government securities, cash, and repurchase agreements collateralized by government securities. The Trust is also required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.

Portfolio Composition (% of Portfolio)
U.S. Government Agency Debt	71.3%
U.S. Treasury Debt	14.8%
Investment Company	13.9%

Total	100.0%

Thrivent Cash Management Trust

As of April 28, 2017*

7-Day Yield	0.76%
7-Day Yield Gross of Waivers	0.73%
7-Day Effective Yield	0.76%
7-Day Effective Yield Gross of Waivers	0.73%

Average Annual Total Returns**

For the Period Ended April 28, 2017	1- Year	5- Year	10- Year
Total Return	0.50%	0.18%	0.81%

*	Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust. Investors should read and consider carefully before investing. To obtain a prospectus, call 1-800-THRIVENT.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 28, 2017.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2016	Ending Account Value 4/28/2017	Expenses Paid During Period 11/1/2016 - 4/28/2017*	Annualized Expense Ratio
Thrivent Cash Management Trust
Actual	$1,000	$1,003	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.25	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 179/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of April 28, 2017

(unaudited)

Shares	Investment Company (14.0%)	Value
	Goldman Sachs Financial Square Money Market Fund
$71,160,000	0.650%	$71,160,000
	Morgan Stanley Institutional Liquidity Funds
5,660,000	0.640%	5,660,000

	Total	76,820,000

Principal Amount	U.S. Government Agency Debt (71.7%)[a]	Value
	Federal Agricultural Mortgage Corporation
3,635,000	0.690%, 5/1/2017	3,634,861
7,000,000	0.720%, 5/5/2017	6,999,160
	Federal Home Loan Bank
17,050,000	0.680%, 5/1/2017	17,049,356
1,700,000	0.750%, 5/3/2017	1,699,858
11,600,000	0.757%, 5/4/2017	11,598,780
7,000,000	0.760%, 5/5/2017	6,999,113
1,900,000	0.730%, 5/8/2017	1,899,653
10,800,000	0.746%, 5/9/2017	10,797,762
3,565,000	0.760%, 5/10/2017	3,564,172
14,150,000	0.757%, 5/12/2017	14,146,130
2,000,000	0.760%, 5/15/2017	1,999,324
9,465,000	0.763%, 5/19/2017	9,460,988
2,348,000	0.765%, 5/22/2017	2,346,852
6,500,000	0.759%, 5/23/2017	6,496,856
3,495,000	0.774%, 5/25/2017	3,493,045
10,781,000	0.761%, 5/26/2017	10,774,845
3,400,000	0.775%, 5/31/2017	3,397,658
5,300,000	0.805%, 6/2/2017	5,295,970
8,390,000	0.775%, 6/7/2017	8,382,956
13,300,000	0.788%, 6/9/2017	13,288,061
4,250,000	0.780%, 6/16/2017	4,245,580
5,000,000	0.780%, 6/21/2017	4,994,258
5,000,000	0.780%, 6/23/2017	4,994,042
3,010,000	0.789%, 6/26/2017	3,006,175
3,960,000	0.788%, 6/27/2017	3,954,888
1,000,000	0.805%, 6/30/2017	998,614
8,810,000	0.870%, 7/26/2017	8,791,264
1,000,000	0.880%, 8/18/2017	997,287
	Overseas Private Investment Corporation
4,422,650	0.910%, 5/5/2017[b]	4,422,650
11,720,022	0.910%, 5/5/2017[b]	11,720,022
4,850,000	0.910%, 5/5/2017[b]	4,850,000
2,965,000	0.910%, 5/5/2017[b]	2,965,000
3,640,000	0.910%, 5/5/2017[b]	3,640,000
4,000,000	0.910%, 5/5/2017[b]	4,000,000
6,607,300	0.910%, 5/5/2017[b]	6,607,300
61,480,834	0.910%, 5/5/2017[b]	61,480,834
89,785,125	0.910%, 5/5/2017[b]	89,785,125
4,912,281	0.910%, 5/5/2017[b]	4,912,281
6,607,300	0.910%, 5/5/2017[b]	6,607,300
4,719,500	0.910%, 5/5/2017[b]	4,719,500
4,719,500	0.910%, 5/5/2017[b]	4,719,500
5,610,000	0.930%, 5/5/2017[b]	5,610,000
1,000,000	1.243%, 4/30/2018	1,112,732

	Total	392,459,752

Principal Amount	U.S. Treasury Debt (14.9%)[a]	Value
	U.S. Treasury Notes
5,000,000	0.896%, 4/30/2017[b]	5,000,011
13,240,000	0.899%, 7/31/2017[b]	13,239,389
3,610,000	1.875%, 8/31/2017	3,621,284

Principal Amount	U.S. Treasury Debt (14.9%)[a]	Value
$15,000,000	0.990%, 10/31/2017[b]	$15,003,521
26,120,000	1.094%, 1/31/2018[b]	26,145,144
5,000,000	1.012%, 4/30/2018[b]	5,003,792
10,000,000	0.996%, 7/31/2018[b]	10,000,946
3,640,000	0.962%, 1/31/2019[b]	3,641,220

	Total	81,655,307

	Total Investments (at amortized cost) 100.6%	$550,935,059

	Other Assets and Liabilities, Net (0.6)%	(3,528,634)

	Total Net Assets 100.0%	$547,406,425

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 28, 2017.

Cost for federal income tax purposes        $550,935,083

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of April 28, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 28, 2017, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Investment Company	76,820,000	76,820,000	–	–
U.S. Government Agency Debt	392,459,752	–	392,459,752	–
U.S. Treasury Debt	81,655,307	–	81,655,307	–

Total	$550,935,059	$76,820,000	$474,115,059	$–

There were no significant transfers between Levels during the period ended April 28, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CASH MANAGEMENT TRUST

Statement of Assets and Liabilities

As of April 28, 2017 (unaudited)	Cash Management Trust
Assets
Investments at cost	$550,935,059
Investments in securities at value	550,935,059
Investments at Value	550,935,059 *
Cash	1,240
Dividends and interest receivable	316,011
Prepaid expenses	6,277
Prepaid trustee fees	1,091
Receivable for:
Expense reimbursements	13,920
Total Assets	551,273,598

Liabilities
Distributions payable	318,733
Accrued expenses	24,646
Payable for:
Investments purchased	3,498,396
Investment advisory fees	18,400
Administrative fees	6,998
Commitments and contingent liabilities^	–
Total Liabilities	3,867,173

Net Assets
Capital stock (beneficial interest)	547,430,418
Accumulated undistributed net investment income/(loss)	(21,835)
Accumulated undistributed net realized gain/(loss)	(2,158)
Total Net Assets	$547,406,425
Shares of beneficial interest outstanding	547,430,418
Net asset value per share	$1.00

*	Securities held by this Trust are valued on the basis of amortized cost, which approximates market value.
^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

Statement of Operations

For the six months ended April 28, 2017 (unaudited)	Cash Management Trust
Investment Income
Dividends	$196,373
Interest	1,610,883
Total Investment Income	1,807,256

Expenses
Adviser fees	128,755
Administrative service fees	44,498
Audit and legal fees	16,526
Custody fees	12,930
Insurance expenses	2,207
Printing and postage expenses	3,233
Transfer agent fees	14,833
Trustees’ fees	3,817
Other expenses	5,811
Total Expenses Before Reimbursement	232,610

Less:
Reimbursement from adviser	(89,516)
Total Net Expenses	143,094
Net Investment Income/(Loss)	1,664,162
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(2,132)
Net Realized and Unrealized Gains/(Losses)	(2,132)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,662,030

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

Statement of Changes in Net Assets

	Cash Management Trust
For the periods ended	4/28/2017 (unaudited)	10/31/2016
Operations
Net investment income/(loss)	$1,664,162	$5,496,322
Net realized gains/(losses)	(2,132)	51,208
Net Change in Net Assets Resulting From Operations	1,662,030	5,547,530
Distributions to Shareholders
From net investment income	(1,687,846)	(5,496,323)
From net realized gains	(51,232)	(3,295)
Total Distributions to Shareholders	(1,739,078)	(5,499,618)

Capital Stock Transactions
Sold	2,969,499,605	14,119,081,410
Redeemed	(3,079,606,540)	(15,717,344,961)
Total Capital Stock Transactions	(110,106,935)	(1,598,263,551)

Net Increase/(Decrease) in Net Assets	(110,183,983)	(1,598,215,639)
Net Assets, Beginning of Period	657,590,408	2,255,806,047
Net Assets, End of Period	$547,406,425	$657,590,408
Accumulated Undistributed Net Investment Income/(Loss)	$(21,835)	$1,849

Capital Stock Share Transactions
Sold	2,969,499,605	14,119,081,411
Redeemed	(3,079,606,540)	(15,717,344,962)

Total Capital Stock Share Transactions	(110,106,935)	(1,598,263,551)

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

April 28, 2017

(unaudited)

(1) ORGANIZATION

Thrivent Cash Management Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All investments in the Trust are by affiliates of the Trust. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the “Adviser”), and its affiliates. Deutsche Bank AG serves as the lending agent to this securities lending program. Until May 2016, series of Thrivent Mutual Funds and Thrivent Series Fund, Inc. swept their cash balances into the Trust.

The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

GAAP requires management of the Trust to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Trust analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 28, 2017, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2013 through 2016. Additionally, as of April 28, 2017, the tax year ended October 31, 2012 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of April 28, 2017, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(D) Repurchase Agreements – The Trust may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

April 28, 2017

(unaudited)

subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 28, 2017, the Trust did not engage in this type of investment.

(E) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(F) Recent Accounting Pronouncements –

Investment Company Reporting Modernization.

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC also adopted amendments to Regulations S-X, which describe the specific format and content of financial reports, to require standardized and enhanced disclosures and derivatives in investment company financial statements and other amendments. These amendments are effective August 1, 2017. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statements and footnote disclosures.

(G) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Dividend income is recorded on the ex-dividend date.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets.

This voluntary expense reimbursement may be discontinued by the Adviser at any time.

(B) Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual fixed fee plus percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended April 28, 2017, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee. Trustees received $3,806 in fees from teh Trust for the six months ended April 28, 2017. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 28, 2017, the tax basis balance has not yet been determined.

(5) RELATED PARTY TRANSACTIONS

As of April 28, 2017, seven related parties held 59.9% of the outstanding shares of the Trust. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Trust. In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

April 28, 2017

(unaudited)

(6) SUBSEQUENT EVENTS

Management of the Trust has evaluated the impact of subsequent events through June 20, 2017, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
CASH MANAGEMENT TRUST
Period Ended 4/28/2017 (unaudited)	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00
Year Ended 10/31/2016	1.00	0.00	0.00	0.00	0.00	–
Year Ended 10/31/2015	1.00	0.00	0.00	0.00	0.00	–
Year Ended 10/31/2014	1.00	0.00	0.00	0.00	0.00	–
Year Ended 10/31/2013	1.00	0.00	0.00	0.00	0.00	–
Year Ended 10/31/2012	1.00	0.00	0.00	0.00	0.00	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS—CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ 0.00	$1.00	0.30%	$547.4	0.05%	0.58%	0.08%	0.55%	N/A
0.00	1.00	0.31%	657.6	0.05%	0.27%	0.06%	0.26%	N/A
0.00	1.00	0.07%	2,255.8	0.05%	0.07%	0.06%	0.06%	N/A
0.00	1.00	0.05%	1,736.6	0.05%	0.05%	0.06%	0.04%	N/A
0.00	1.00	0.09%	1,793.6	0.05%	0.09%	0.06%	0.09%	N/A
0.00	1.00	0.13%	2,553.8	0.05%	0.12%	0.08%	0.09%	N/A

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(Unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

Both the Investment Company Act of 1940 (the “Investment Company Act”) and the terms of the Advisory Agreement of the Thrivent Cash Management Trust (the “Trust”) require that the agreement be approved annually by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The ten-member Board includes eight Independent Trustees, including the Chairman.

At its meeting on November 15-16, 2016, the Board voted unanimously to renew the existing Advisory Agreement, as amended, between the Trust and Thrivent Financial for Lutherans (the “Adviser”). In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Adviser;

2.	The performance of the Trust;

3.	The advisory fee and net operating expense ratio of the Trust compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	The extent to which economies of scale may be realized as the Trust grows;

6.	Whether fee levels reflect these economies of scale for the benefit of the Trust shareholders;

7.	Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and

8.	Any other factors that the Board deemed relevant to its consideration.

In connection with the renewal process, the Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 24 to November 16, 2016 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, other fees and net operating expenses of the Trust in comparison to a peer group of comparable funds; information with respect to services provided to the Trust and fees charged, including the effective advisory fee that takes into account fee waivers by the Adviser; asset and flow trends for the Trust; the Trust’s performance; and information regarding the types of services furnished to the Trust.

ADDITIONAL INFORMATION

(Unaudited)

The Board received information from the Adviser regarding the personnel providing services to the Trust, including investment management, compliance and administrative personnel. The Board also received reports from the Adviser with respect to the securities lending balances of the Trust and the revenue of the securities lending program, which in part is based on the performance of the Trust. In addition to its review of the information presented to the Board during the contract renewal process and throughout the year, the Board considered knowledge gained from discussions with management. The Board also reviewed information from MPI, including a tailored analysis and independent assessment of information relating to the Trust.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreement. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Trust by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, securities lending activity, and compliance services provided to the Trust. During the renewal process, the Board considered the specific services provided by the Adviser. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio manager overseeing investments for the Trust.

The Board received reports at each of its quarterly meetings from the Adviser’s Head of Fixed Income Funds and its Chief Investment Officer, both of whom were present at all of the meetings. At each quarterly meeting, the Head of Fixed Income Funds presented information about the Trust. These reports and presentations gave the Board the opportunity to evaluate the portfolio manager’s abilities and the quality of services he provides to the Trust. The Adviser and the Trust’s Chief Compliance Officer presented information to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also met in-person, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer.

The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio manager. In addition, the Adviser noted that its investments in technology and personnel have benefitted the Trust and discussed continued investments in these resources. The Adviser also discussed how it has continued to strengthen its compliance program. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Trust with quality service.

The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the Advisory Agreement.

Performance of the Trust

The Board considered whether the Trust has operated in accordance with its investment objectives, which include maximizing current income consistent with preservation of capital and liquidity. In this regard, the Board reviewed stress test reports and considered the Adviser’s opinion that, in its view, the Trust could withstand events that were reasonably likely to occur within the next twelve-month period. At quarterly meetings, the Head of Fixed Income Funds reviewed with the Board the economic and market environment and risk management in connection with management of the Trust and other Thrivent fixed income funds. The Board noted that, as a money market fund, the Trust’s performance was impacted by various factors, including the continuing low interest rate environment and increased regulatory requirements generally experienced by all money market funds.

ADDITIONAL INFORMATION

(Unaudited)

The Board reviewed quarterly net revenues generated by securities lending activities for the benefit of other Thrivent funds, a portion of which is attributed to the performance of the Trust. The Board noted that, subsequent to the introduction in May 2016 of another Thrivent fixed income fund used to offer a sweep option for other investment companies managed by the Adviser or its affiliates, the Trust is designed primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the Trust’s securities lending program. With respect to performance, the Board considered safety of principal to be the primary goal, and it did not consider specific yield information separate from the securities lending revenue.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of its peer group of funds. The Board noted that the Trust’s advisory fee as compared to the Trust’s peer group was below the average. On the basis of its review, the Board concluded that the advisory fee rate charged to the Trust for investment management services was reasonable.

The Board also reviewed information prepared by the Adviser comparing the Trust’s net expense ratio with the expense ratio of its peer group of funds. The Board noted that the Trust’s net expense ratio was below the average of its peer group.

Cost of Services and Profitability

The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board also considered that the Adviser agreed to voluntarily reimburse the Trust for all expense in excess of 0.05% of average daily net assets. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Trust. The Board received a comprehensive presentation that discussed, among other things, profitability benchmarks and trends based on a sample of asset managers, as well as the Adviser’s view of its profitability. The Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of services provided to the Trust.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as the Trust’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee waivers or reimbursements by the Adviser and/or a lower overall fee rate. The Board considered the advisory fee rate charged to the Trust and determined that the fee rate was acceptable even though the Adviser did not offer breakpoints or contractual waivers, in part because of its agreement to voluntarily reimburse the Trust for all expense in excess of 0.05% of average daily net assets.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

This report is submitted for the information of shareholders of

Thrivent Cash Management Trust. It is not authorized

for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Cash

Management Trust, which contains more complete

information about the Trust, including investment objectives,

risks, charges and expenses.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2017	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: June 27, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer